THE KP FUNDS

  KP LARGE CAP EQUITY FUND, KP SMALL CAP EQUITY FUND, KP INTERNATIONAL EQUITY
                  FUND, AND KP FIXED INCOME FUND (THE "FUNDS")

                      SUPPLEMENT DATED SEPTEMBER 24, 2014
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2014
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


EFFECTIVE SEPTEMBER 5, 2014, IVAN "BUTCH" CLIFF BECAME A CO-PORTFOLIO MANAGER OF THE FUNDS AND KELLY S. CLIFF CEASED SERVING AS CO-PORTFOLIO MANAGER OF THE FUNDS. ACCORDINGLY, THE PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:

     1. The references to Kelly S. Cliff are deleted from the subsections entitled "Investment Adviser and Portfolio Managers" on pages 6, 14, 23 and 33 of the Prospectus, and are replaced with the following:

Ivan "Butch" Cliff, CFA, Executive Vice President, Director of Investment Research and Co-Portfolio Manager, has managed the Fund since 2014.

     2. The second paragraph under the subsection entitled "Portfolio Managers" on page 66 of the Prospectus is deleted and replaced with the following:

Ivan "Butch" Cliff, CFA, is an Executive Vice President and Director of Investment Research and Co-Portfolio Manager of the Adviser. Mr. Cliff has been with the Adviser for 25 years and has 27 years of investment industry experience.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 KPF-SK-003-0100

                                  THE KP FUNDS

 KP RETIREMENT PATH 2015 FUND, KP RETIREMENT PATH 2020 FUND, KP RETIREMENT PATH
   2025 FUND, KP RETIREMENT PATH 2030 FUND, KP RETIREMENT PATH 2035 FUND, KP RETIREMENT PATH 2040 FUND, KP RETIREMENT PATH 2045 FUND, KP RETIREMENT PATH 2050
   FUND, KP RETIREMENT PATH 2055 FUND, AND KP RETIREMENT PATH 2060 FUND (THE
                                    "FUNDS")

                      SUPPLEMENT DATED SEPTEMBER 24, 2014
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2014
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


EFFECTIVE SEPTEMBER 5, 2014, IVAN "BUTCH" CLIFF BECAME A CO-PORTFOLIO MANAGER OF THE FUNDS AND KELLY S. CLIFF CEASED SERVING AS CO-PORTFOLIO MANAGER OF THE FUNDS. ACCORDINGLY, THE PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:

     1. The references to Kelly S. Cliff are deleted from the sections entitled "Portfolio Managers" on pages 9, 18, 27, 36, 45, 54, 63, 72, 81 and 90 of the Prospectus and replaced with the following:

Ivan "Butch" Cliff, CFA, Executive Vice President, Director of Investment Research and Co-Portfolio Manager, has managed the Fund since 2014.

     2. The fifth paragraph under the section entitled "Investment Adviser and Portfolio Managers" on page 134 of the Prospectus is deleted and replaced with the following:

Ivan "Butch" Cliff, CFA, is an Executive Vice President and Director of Investment Research and Co-Portfolio Manager of the Adviser. Mr. Cliff has been with the Adviser for 25 years and has 27 years of investment industry experience.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 KPF-SK-004-0100

                                  THE KP FUNDS

  KP LARGE CAP EQUITY FUND, KP SMALL CAP EQUITY FUND, KP INTERNATIONAL EQUITY FUND, KP FIXED INCOME FUND, KP RETIREMENT PATH 2015 FUND, KP RETIREMENT PATH
   2020 FUND, KP RETIREMENT PATH 2025 FUND, KP RETIREMENT PATH 2030 FUND, KP RETIREMENT PATH 2035 FUND, KP RETIREMENT PATH 2040 FUND, KP RETIREMENT PATH 2045
    FUND, KP RETIREMENT PATH 2050 FUND, KP RETIREMENT PATH 2055 FUND, AND KP
      RETIREMENT PATH 2060 FUND (EACH A "FUND" AND TOGETHER, THE "FUNDS")

                      SUPPLEMENT DATED SEPTEMBER 24, 2014
                                     TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


EFFECTIVE SEPTEMBER 5, 2014, IVAN "BUTCH" CLIFF BECAME A CO-PORTFOLIO MANAGER OF THE FUNDS AND KELLY S. CLIFF CEASED SERVING AS CO-PORTFOLIO MANAGER OF THE FUNDS. ACCORDINGLY, THE SAI IS SUPPLEMENTED AS FOLLOWS:

The third paragraph and the chart following such paragraph under the subsection entitled "Portfolio Management" on page S-40 of the SAI are deleted and replaced with the following:

Other Accounts. As of September 5, 2014, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
               NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
NAME           ACCOUNTS          (IN MILLIONS)          ACCOUNTS           (IN MILLIONS)         ACCOUNTS          (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Greg Allen        0                    $0                  23                $3,965.4                0                   $0
------------------------------------------------------------------------------------------------------------------------------------
Ivan "Butch"
Cliff             0                    $0                  23                $3,965.4                0                   $0
------------------------------------------------------------------------------------------------------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 KPF-SK-005-0100